Sales (Schedule of Sales by Product and Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 268,111	$ 210,255
Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Revenue	179,996	143,151
Silver Lead Concentrates [member]
Disclosure of geographical areas [line items]
Revenue	42,202	40,442
Zinc Concentrates [member]
Disclosure of geographical areas [line items]
Revenue	45,913	26,662
CANADA
Disclosure of geographical areas [line items]
Revenue
CANADA | Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Revenue
CANADA | Silver Lead Concentrates [member]
Disclosure of geographical areas [line items]
Revenue
CANADA | Zinc Concentrates [member]
Disclosure of geographical areas [line items]
Revenue
PERU
Disclosure of geographical areas [line items]
Revenue	88,115	67,104
PERU | Silver Lead Concentrates [member]
Disclosure of geographical areas [line items]
Revenue	42,202	40,442
PERU | Zinc Concentrates [member]
Disclosure of geographical areas [line items]
Revenue	45,913	26,662
MEXICO
Disclosure of geographical areas [line items]
Revenue	179,996	143,151
MEXICO | Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Revenue	179,996	143,151
ARGENTINA
Disclosure of geographical areas [line items]
Revenue
ARGENTINA | Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Revenue
ARGENTINA | Silver Lead Concentrates [member]
Disclosure of geographical areas [line items]
Revenue
ARGENTINA | Zinc Concentrates [member]
Disclosure of geographical areas [line items]
Revenue